Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

4. INTANGIBLE ASSETS

CWS Exclusive Marketing Agreement

On April 1, 2021, the Company, CWS, and another related entity, Ssquared Spirits LLC (“Ssquared”), entered into an exclusive marketing agreement (the “CWS Agreement”). Pursuant to this agreement, CWS and Ssquared granted the Company the exclusive right to promote and market spirits and other beverage products through the CWS website (cwspirtis.com) for sale to customers located within Canada, Mexico and the United States. The Company has the sole right to manage and make decisions with regard to user facing content on the website, including the placement and removal of products and the creation and management of promotional initiatives. The term of the CWS Agreement is ten years. Pursuant to the agreement, the Company issued 1,666,667 shares of common stock to the members of Ssquared.

The Company capitalized the fair value of the consideration transferred, $2,500,000 (or $1.50 per share), as an intangible asset which will be amortized over the term agreement of ten (10) years. During the three and six months ended June 30, 2023 and 2022, the Company amortized $62,600, $62,500, $125,000 and $125,000, respectively, which is included in cost of revenue — services in the statement of operations. As of June 30, 2023 and December 31, 2022, the unamortized balance was $1,958,333 and $2,083,333, respectively. Annual amortization expense is expected to be $250,000.

5. INTANGIBLE ASSETS

CWS Exclusive Marketing Agreement

On April 1, 2021, the Company, CWS, and another related entity, Ssquared Spirits LLC (“Ssquared”), entered into an exclusive marketing agreement (the “CWS Agreement”). Pursuant to this agreement, CWS and Ssquared granted the Company the exclusive right to promote and market spirits and other beverage products through the CWS website (cwspirtis.com) for sale to customers located within the United States. The Company has the sole right to manage and make decisions with regard to user facing content on the website, including the placement and removal of products and the creation and management of promotional initiatives. The term of the CWS Agreement is ten years. Pursuant to the agreement, the Company issued 1,666,667 shares of common stock to the members of Ssquared.

The Company capitalized the fair value of the consideration transferred, $2,500,000 (or $1.50 per share), as an intangible asset which will be amortized over the term agreement of ten (10) years. During the periods ended December 31, 2022 and 2021, the Company amortized $250,000 and $166,667, respectively which is included in cost of revenue — services in the statement of operations. As of December 31, 2022 and 2021, the unamortized balance was $2,083,333 and $2,333,333, respectively. Annual amortization expense is expected to be $250,000.

In connection with the CWS Agreement, the Company paid finders’ fees of $150,000, which was included in general and administrative expenses in the statement of operations.